Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

Movement of the allowance for accounts receivable were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	6,170	6,170	6,170	4,628
Addition	-	2,750	-	-
Write-off	-	(2,750)	-	-
Balance at end of the year	6,170	6,170	6,170	4,628

Schedule of Due to Related Parties and Related Party Transactions

As of December 31, 2023 and 2024, the balances of amount due to related parties were as follows:

	2023	2024	2024
	SGD	SGD	USD
Due to related parties
Kelvin Ang	83,388	522,847	392,136
Total	83,388	522,847	392,136

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

d.	Related party transactions

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	25,633	-	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	30,000	-	720,000	540,000
Fastfixs Systems Pte Ltd
Consultation fee	-	138,000	217,500	163,125
Supply of labors	-	43,004	263,034	197,276

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

As of December 31, 2023 and 2024, the balances of Accounts receivable – related party were as follows:

		2023	2024	2024
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	971,780	961,143	720,857
Allowance for credit loss	(1)	(971,780)	(961,143)	(720,857)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	970,573	990,941	971,780	728,835
Exchange rate effect	20,368	(19,161)	(10,637)	(7,978)
Balance at end of the year	990,941	971,780	961,143	720,857

Schedule of Other Receivable Related Party Allowance for Credit Loss

As of December 31, 2023 and 2024, the balances of other receivables-related parties were as follows:

		2023	2024	2024
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	575,200	593,390	445,043
Allowance for credit loss	(3)	(575,200)	(593,390)	(445,043)
54 Pandan Road Pte Ltd	(2)	212,794	-	-
Ang Poh Hwee	(4)	30,000	30,000	22,500
Total		242,794	30,000	22,500

Movement of the allowance for credit loss were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	589,638	586,542	575,200	431,400
Exchange rate effect	(3,096)	(11,342)	18,190	13,643
Balance at end of the year	586,542	575,200	593,390	445,043

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.